Taxation - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Expense [Line Items]
Effective income tax rate	0.00%	(0.60%)	0.00%
Deferred tax assets due to tax losses		¥ 120,703,000		¥ 134,534,000
Related valuation allowance		¥ 120,703,000	¥ 89,713,000	134,534,000		¥ 62,714,000
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
Underpayment of taxes				¥ 100,000	$ 15,488
Income Tax Examination Statute Of Limitations Extended	5 years
Income Tax Examination, Statute Of Limitations	3 years
Minimum
Income Tax Expense [Line Items]
Operating loss carryforward expiration period	5 years
Maximum
Income Tax Expense [Line Items]
Operating loss carryforward expiration period	10 years
China | State Administration of Taxation, China
Income Tax Expense [Line Items]
Effective income tax rate	25.00%
Number of years reconfirmed as high and new technology enterprise	3 years
Effective income tax rate for high and new technology enterprise	15.00%
Hong Kong(HK) | Inland Revenue, Hong Kong
Income Tax Expense [Line Items]
Assessable profits | $	$ 2.0
First HK$2 million of profits, tax rate	8.25%
Effective income tax rate	16.50%